OPERATING LEASES - Summary of Maturities of Lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 1,680
2021	1,223
2022	179
2023	12
Total future lease payments	3,094
Less: Imputed interest	135
Operating Lease, Liability	$ 2,959